Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Share Capital Restated	Share Capital	Share Premium Restated	Share Premium	Share Based Payment Reserve (Options) Restated	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants) Restated	Share Based Payment Reserve (warrants)	Merger Reserve Restated	Merger Reserve	Treasury Shares Restated	Treasury Shares	RSU Reserve	Retained Earnings Restated	Retained Earnings	Shares to be issued Reserve Restated	Shares to be issued Reserve	Translation Reserve Restated	Translation Reserve	Restated	Total
Balance at Dec. 31, 2022		$ 102		$ 15,596		$ 5,190		$ 697		$ 118,697		$ (1,320)			$ (116,263)				$ (3,128)		$ 19,571
Issuance of Stock		1		323																	324
Share based payment charge (options)						1,773															1,773
Options forfeited/cancelled in the year						(39)															(39)
Reclass of FV for options forfeited/Cancelled						(19)									19
Warrants Exercised				573				(438)													135
Warrants Forfeited in the year								(259)							259
Buyback and cancellation of Treasury Shares												(254)									(254)
Shares issued in lieu of directors fees, bonus and Expenses																	225				225
Total transactions with owners		1		896		1,715		(697)				(254)			278		225				2,164
Loss for Period															(17,691)						(17,691)
Translation																			1,492		1,492
Total comprehensive loss															(17,691)				1,492		(16,199)
Balance at Dec. 31, 2023		103		16,492		6,905				118,697		(1,574)			(133,676)		225		(1,636)		5,536
Share based payment charge (options)						1,656															1,656
Options forfeited/cancelled in the year						(875)									708						(167)
Options exercised in the year				75		(60)															15
Warrants charge				(25)				25
Buyback and cancellation of Treasury Shares		(2)		(1,623)								1,574									(51)
Shares issued in lieu of directors fees, bonus and Expenses		3		1,835													(225)				1,613
Shares issued in lieu of Consultancy Fees		2		1,785																	1,787
Net Shares issued for ATM				124																	124
Net Shares issued for fundraising		5		4,442																	4,447
Restricted Shares													910								910
Total transactions with owners		8		6,613		721		25				1,574	910		708		(225)				10,334
Loss for Period														$ (12,669)						$ (12,669)	(11,863)
Translation																			(72)		(72)
Total comprehensive loss														$ (12,669)				$ (72)		$ (12,741)	(11,935)
Balance at Dec. 31, 2024		111		23,105		7,626		25		118,697			910		(144,831)				(1,708)		3,936
Share based payment charge (options)						1,250															1,250
Options forfeited/cancelled in the year						(262)									153						(109)
Options exercised in the year				160		(65)															95
Warrants charge				(61)				61
Warrants Exercised				65				(17)													48
Shares issued in lieu of directors fees, bonus and Expenses		1		1,343																	1,344
Net Shares issued for ATM		8		10,051																	10,059
Restricted Shares													1,948								1,948
Total transactions with owners		9		11,558		923		44					1,948		153						14,635
Loss for Period															(18,431)						(18,431)
Translation																			(88)		(88)
Total comprehensive loss															(18,431)				(88)		(18,519)
Balance at Dec. 31, 2025		$ 121		$ 34,663		$ 8,549		$ 69		$ 118,697			$ 2,858		$ (163,109)				$ (1,796)		$ 52